Subsequent Events (Details) - Unit Repurchase Program - USD ($) $ in Thousands	3 Months Ended	7 Months Ended
	Mar. 31, 2019	Jul. 31, 2020
Subsequent Event [Line Items]
Authorized amount	$ 10,000
Period in force	1 year
Subsequent Event
Subsequent Event [Line Items]
Authorized amount		$ 6,000
Period in force		1 year